Leases	12 Months Ended
Aug. 31, 2022
Leases [Abstract]
LEASES
15.	LEASES

The Group has operating leases mainly for campuses, office space and learning centers, the lease term ranges from less than 12 months to 28 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the leases are as follows:

	As of August 31,	As of August 31,
	2021	2022
	RMB	RMB

ROU assets*	1,693,463	1,453,833
Operating lease liabilities – current*	122,995	104,515
Operating lease liabilities – non current*	1,672,577	1,439,239
Weighted-average remaining lease term	14.06	13.45
Weight-average discount rate	4.21%	4.17%

The components of lease costs of these operating leases from continuing operations are as follow:

	For the year ended August 31,	For the year ended August 31,
	2021	2022
	RMB	RMB

Operating lease cost for fixed payments*	232,886	187,653
Short - term lease costs	5,509	8,414
Variable lease costs*	2,814	2,324
Total lease costs	241,209	198,391

Supplemental cash flow information related to the operating leases is as follows:

	For the year ended August 31,	For the year ended August 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases*	182,462	182,205
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities*	159,684	86,116
Decrease of ROU assets for early terminations*	(23,125)	(55,908)

Note*: the relevant items have been restated for the adjustments disclosed in Note 2(d).

The following table provides the maturities of the operating lease liabilities as of August 31, 2022:

Operating leases
Fiscal year ending
August 2023	170,013
August 2024	165,696
August 2025	161,559
August 2026	149,860
August 2027	134,103
August 2028 and thereafter	1,236,341
Total future undiscounted lease payments	2,017,572
Less : imputed interest	473,818
Total present value of operating lease liabilities	1,543,754

Impairment loss on operating lease right-of-use assets

The Group tests its long-lived assets for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As a result of the adverse impacts of the COVID-19 pandemic on the economic environment and change in the Group’s business strategy, the Group determines to close certain language training centers in the US resulting in four idled operating leases. The Group determines the fair value of the ROU assets based on the discounted value of estimated future cash flows from subleases, if any. For the year ended August 31, 2020, 2021 and 2022, the Group recorded impairment loss of RMB 12,772, RMB 15,575 and RMB 8,861 related to the ROU assets within the Overseas Schools reportable segment, respectively.